Document and Entity Information	Feb. 02, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001687229
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	INVITATION HOMES INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-38004
Entity Tax Identification Number	90-0939055
Entity Address, Address Line One	1717 Main Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(972)
Local Phone Number	421-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	INVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false